Insurance - Reconciliation of Life Insurance Policyholder Liabilities (Detail) - Life insurance contracts [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Gross amount [member]
Disclosure of types of insurance contracts [line items]
Balances, at beginning of period	$ 12,123	$ 11,377
New and in-force policies	775	735
Changes in assumption and methodology	(89)	15
Net change in investment contracts	8	(4)
Balances, at end of period	12,817	12,123
Reinsurers' share of amount [member]
Disclosure of types of insurance contracts [line items]
Balances, at beginning of period	752	601
New and in-force policies	108	141
Changes in assumption and methodology	1	10
Balances, at end of period	861	752
Net Amounts [member]
Disclosure of types of insurance contracts [line items]
Balances, at beginning of period	11,371	10,776
New and in-force policies	667	594
Changes in assumption and methodology	(90)	5
Net change in investment contracts	8	(4)
Balances, at end of period	$ 11,956	$ 11,371